CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 14,148,021	$ 13,699,881
Other receivables	2,068,772	51,650
Prepaid expenses	2,713,591	700,986
Total current assets	18,930,384	14,452,517
Non-current assets
Property and equipment	296,768	412,736
Right-of-use assets	430,713
Total non-current assets	727,481	412,736
Total assets	19,657,865	14,865,253
Current Liabilities
Accounts payable and accrued liabilities	3,173,218	1,825,853
Contract liability	0	927,400
Other liabilities	847,215	61,322
Lease liabilities	339,846
Warrant derivative	8,508,764	0
Total current liabilities	12,869,043	2,814,575
Non-current liabilities
Contract liability	6,730,287	5,802,887
Other liabilities	0	52,428
Lease liabilities	166,429
Total non-current liabilities	6,896,716	5,855,315
Total liabilities	19,765,759	8,669,890
Commitments and contingencies
Shareholders’ (deficit) equity
Share capital Authorized: unlimited Issued: December 31, 2019 – 32,198,453 December 31, 2018 – 17,399,749	311,077,859	285,193,061
Warrants	3,617,570	3,617,570
Contributed surplus	29,338,849	28,260,613
Accumulated other comprehensive income	464,101	607,504
Accumulated deficit	(344,606,273)	(311,483,385)
Total shareholders’ (deficit) equity	(107,894)	6,195,363
Total liabilities and shareholders' (deficit) equity	$ 19,657,865	$ 14,865,253